SELECTED STATEMENTS OF OPERATIONS DATA (Financial Expenses, Net) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financial Income:
Foreign currency translation adjustments	$ 281	$ 43
Interest from banks	96	34
Financial Income	377	77
Financial expenses:
Interest and bank charges	(5)	(6)
Foreign currency exchange gain	(83)	(523)
Other expense	(88)	(529)
Financial expenses, net	$ 289	$ (452)